UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ------------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [   ] is a restatement.
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEOLOGIC RESOURCE PARTNERS, LLC
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Address:       535 Boylston Street
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               Boston, MA 02116
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Form 13F File Number:  28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          George R. Ireland
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Title:         Principal of GRI Holdings, LLC, the Managing
               --------------------------------------------
               Member of Geologic Resource Partners, LLC
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Phone:         617-849-8922
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Signature, Place, and Date of Signing:

                                          February 14, 2012
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Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     None
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
                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $219,406
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number      Name

     1          28-14322                  GRI HOLDINGS LLC
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

                                                   GEOLOGIC RESOURCE PARTNERS LLC
                                         FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011

                                                                                                                 VOTING AUTHORITY
                                                               VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER ----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        X($1000)  PRN AMT   PRN  CALL  DISCRETN  MGRS    SOLE    SHARED  NONE
--------------                 --------------     ------       --------  -------   ---  ----  --------  ----  --------- ------  ----
AURICO GOLD INC.               COM                05155C105     15,228   1,901,100  SH        DEFINED     1   1,901,100     0    0
BANRO CORP                     COM                066800103      3,808   1,029,154  SH        DEFINED     1   1,029,154     0    0
BARRICK GOLD CORP              COM                067901108     11,991     265,000  SH        DEFINED     1     265,000     0    0
BLUE WOLD MONGOLIA HOLDINGS    UNIT 99/99/9999    G11962126      2,462     350,000  SH        DEFINED     1     350,000     0    0
CAMCO CORP                     COM                13321L108      5,686     315,000  SH        DEFINED     1     315,000     0    0
CLIFFS NATURAL RESOURCES INC   COM                18683K101      9,353     150,000  SH        DEFINED     1     150,000     0    0
ETFS PALLADIUM TR              SH BEN INT         26923A106     10,271     159,088  SH        DEFINED     1     159,088     0    0
ETFS PLATINUM TR               SH BEN INT         26922V101        655       4,750  SH        DEFINED     1       4,750     0    0
FREEPORT-MCMORAN COPPER &GO    COM                35671D857     27,776     755,000  SH        DEFINED     1     755,000     0    0
GOLD FIELDS LTD NEW            SPONSORED ADR      38059T106     16,775   1,100,000  SH        DEFINED     1   1,100,000     0    0
LONCOR RESOURCES INC           COM                54179W101      7,942   5,454,600  SH        DEFINED     1   5,454,600     0    0
MARKET VECTORS ETF TR          JR GOLD MINERS E   57060U589     39,397   1,595,000  SH        DEFINED     1   1,595,000     0    0
MARKET VECTORS ETF TR          GOLD MINER ETF     57060U100     30,755     598,000  SH        DEFINED     1     598,000     0    0
SPDR GOLD TRUST                COLD SHS           78463V107      3,891      25,600  SH        DEFINED     1      25,600     0    0
SPDR SERIES TRUST              S&P METAL MNG      78464A 75 5   32,725     668,000  SH        DEFINED     1     668,000     0    0
TASEKO MINES LTD               COM                876511106        691     253,100  SH        DEFINED     1     253,100     0    0